Government Fees And Other Taxes	12 Months Ended
Mar. 31, 2023
Disclosure Of Government Fees And Other Taxes Explanatory Abstract
GOVERNMENT FEES AND OTHER TAXES
4.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Year ended March 31,
	2023	2022
Government fees	$69	$69
Other taxes	2,319	2,574
	$2,388	$2,643

Government fees include environmental protection fees paid to the state and local Chinese government. Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.